SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.46%	0.17%	0.10%
Risk-free interest rate, maximum	1.73%	1.76%	1.72%
Expected volatility, minimum	49.49%	43.49%	44.44%
Expected volatility, maximum	53.54%	50.31%	51.62%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise factor (as a percent)	150.00%	160.00%	100.00%
Forfeiture rate post vesting	5.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise factor (as a percent)	200.00%	210.00%	256.00%
Forfeiture rate post vesting	20.00%	18.00%	15.00%